Derivative Liabilities - Schedule of Changes in Derivative Liabilities (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative liability beginning	$ 947,175
Change in derivative liabilities recognized as loss on derivative	(185,256)	$ (8,506,151)	$ (7,406,416)	$ 7,238,498
Derivative liability ending	100,000		947,175
Fair Value, Inputs, Level 3 [Member]
Derivative liability beginning		$ 2,601,277	2,601,277	12,447,109
Addition of new derivatives recognized as debt discounts	100,000		947,175	606,000
Addition of new derivatives recognized as day-one loss	86,459		9,907,039	1,544,785
Derivative liabilities settled upon conversion of convertible note	(285,256)		(10,954,868)	(3,130,000)
Reclassification from APIC to derivative due to tainted instruments				167,544
Reclassification to APIC from derivative due to not tainted instruments				(250,878)
Change in derivative liabilities recognized as loss on derivative	98,797		(2,500,623)	(8,783,283)
Derivative liability ending				$ 2,601,277